ACCOUNT RECEIVABLES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
ACCOUNT RECEIVABLES
Schedule of Account receivable
	June 30, 2021	December 31, 2020
Services fee receivable	$4,151,236	$2,609,520
	$4,151,236	$2,609,520